INVESTMENT IN TREASURY METALS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENT IN TREASURY METALS
Assumptions used
	August 7, 2020	December 31, 2020	July 15, 2021
Risk-free interest rate	0.23%	0.20%	0.44%
Expected life (years)	3.00 years	2.60 years	2.07 years
Expected volatility(1)	62.44%	64.42%	62.64%
Expected dividend	Nil	Nil	Nil

Impairment of investment
	December 31, 2021	December 31, 2020
Balance, beginning of period	$63,812	$-
Acquisition – Initial Recognition on August 7, 2020	-	78,000
Equity (loss) income	(167)	1,446
Dilution event in Q2, 2021	(5,000)	-
Impairment of Investment in Treasury Metals Inc.	(24,304)	(15,634)
Distribution to shareholders	(18,941)	-
Balance, December 31, 2021	$15,400	$63,812

Other comprehensive loss
Year ended December 31, 2021
Loss before income taxes	$(1,517)
Deferred income tax recovery	(2,233)
Net loss for the year	(3,750)
Other comprehensive income	(766)
Total comprehensive loss	$(4,516)

Assets and liabilities
December 31, 2021
Current assets	$11,911
Non-current assets	190,690
202,601
Current liabilities	3,995
Non-current liabilities	7,643
11,638
Net assets	$190,963

Reconciliation of assets
Balance, December 31, 2020	$173,053
Equity increase from special warrant issuance	16,471
Operating loss (January 1, 2021 to December 31, 2021)	(4,516)
Other increases in equity of Treasury Metals	5,955
Balance, December 31, 2021	$190,963
First Mining’s share of net assets	29,408
Incremental decrease in fair value of Goldlund-Goliath mineral property	2,294)
Cumulative impairment of investment in Treasury Metals @ ownership %	(16,302)
Carrying value	$15,400